CONTRACTUAL COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of operating and finance leases

	US Dollars
Figures in millions	2023	2022	2021

Capital commitments
Acquisition of tangible assets
Contracted for	141	178	146
Not contracted for	392	259	547
Authorised by the directors	533	437	693
Allocated to:
Non-sustaining capital
- within one year	240	155	337
- thereafter	74	39	64
	314	194	401
Sustaining capital
- within one year	205	243	292
- thereafter	14	—	—
	219	243	292

Share of underlying capital commitments of joint ventures included above	—	—	4

Purchase obligations
Contracted for
- within one year	428	436	423
- thereafter	271	575	624
	699	1,011	1,047